SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024
SEGMENT REPORTING
Net revenue	$ 14,311,414	$ 12,562,599	$ 29,163,616
Cost of revenue	11,799,981	11,148,577	26,868,870
GROSS PROFIT	2,511,433	1,414,022	2,294,746
Depreciation and amortization	442,090	554,772	571,441
Capital expenditures	1,166,557	786,547	2,602,121
Total assets	207,393,449			$ 53,003,728
International markets
SEGMENT REPORTING
Net revenue	0
Diversified Pharmaceutical and Allied Products
SEGMENT REPORTING
Net revenue	9,631,184
Cost of revenue	8,283,104
GROSS PROFIT	1,348,080
Depreciation and amortization	200,236
Capital expenditures	1,035,722
Total assets	154,006,779			$ 53,003,728
AI Solutions
SEGMENT REPORTING
Net revenue	1,104,733
Cost of revenue	772,807
GROSS PROFIT	331,926
Depreciation and amortization	146,125
Capital expenditures	130,835
Total assets	22,499,030
Insurance Business
SEGMENT REPORTING
Net revenue	3,575,497
Cost of revenue	2,744,070
GROSS PROFIT	831,427
Depreciation and amortization	95,729
Total assets	$ 30,887,640
Oxytetracycline & Licorice products and TCMD
SEGMENT REPORTING
Net revenue		10,755,535	18,521,112
Cost of revenue		9,501,675	16,622,793
GROSS PROFIT		1,253,860	1,898,319
Depreciation and amortization		444,832	452,036
Capital expenditures		685,827	2,570,090
Fertilizer
SEGMENT REPORTING
Net revenue		159,199	752,672
Cost of revenue		104,591	365,813
GROSS PROFIT		54,608	386,859
Depreciation and amortization		22,857	22,123
Capital expenditures		23,771	28,098
Heparin products and Sausage casing
SEGMENT REPORTING
Net revenue		1,647,865	9,889,832
Cost of revenue		1,542,311	9,880,264
GROSS PROFIT		105,554	9,568
Depreciation and amortization		87,083	97,282
Capital expenditures		$ 76,949	$ 3,933